Fair Value Measurements	12 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 10 — Fair Value Measurements

The Company determines the fair value of its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually in accordance with U.S. GAAP, as described below.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2012, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize indirect data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are based on unobservable data points for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability:

Description	June 30, 2012	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Restricted cash equivalents held in Trust Account	$64,666,270	$64,666,270